Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents, by level within the fair value hierarchy, our assets and liabilities that are measured at fair value on a recurring basis. The carrying amounts reported in the Consolidated Balance Sheets for cash and cash equivalents, restricted cash and margin deposits approximate fair value due to the nature of the instrument and/or the short-term maturity of these instruments.

	December 31, 2015				December 31, 2014
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
		(Millions)				(Millions)
Energy derivative assets	$—	$359	$—	$359	$14	$503	$5	$522
Energy derivative liabilities	$—	$15	$—	$15	$32	$10	$—	$42
Total debt(a)	$—	$2,495	$—	$2,495	$—	$2,218	$—	$2,218
__________

(a)	The carrying value of total debt, excluding capital leases and debt issuance costs, was $3,220 million and $2,280 million as of December 31, 2015 and 2014, respectively.

Level 3 Fair Value Measurements Using Significant Unobservable Inputs
The following table presents a reconciliation of changes in the fair value of our net energy derivatives and other assets classified as Level 3 in the fair value hierarchy.

	Years ended December 31,
	2015	2014	2013
	(Millions)
Beginning balance	$5	$—	$(1)
Realized and unrealized gains (losses):
Included in income (loss) from continuing operations	(1)	5	(2)
Included in other comprehensive income (loss)	—	—	—
Purchases, issuances, and settlements	(4)	—	3
Transfers out of Level 3	—	—	—
Ending balance	$—	$5	$—
Unrealized gains included in income (loss) from continuing operations relating to instruments still held at December 31	$—	$5	$(1)

Impairments Associated with Certain Assets Measured at Fair Value on Nonrecurring Basis within Level 3 of Fair Value Hierarchy
The following table presents impairments associated with certain assets that have been measured at fair value on a nonrecurring basis within Level 3 of the fair value hierarchy.

	Total losses for the years ended December 31,
	2015 (a)	2014 (b)	2013 (c)
	(Millions)
Impairments:
Producing properties and costs of acquired unproved reserves (Note 3 and Note 5)	$2,308	$20	$1,055
Unproved leasehold	26	—	317
Equity method investment (Note 5)	—	—	20
	$2,334	$20	$1,392
__________

(a)
As a result of our impairment assessment in 2015, we recorded the following significant impairment charges, including those reported in discontinued operations, for which the fair value measured for these properties at December 31, 2015 was estimated to be approximately $880 million:

•
$2,308 million impairment charge related to natural gas-producing properties in the Piceance Basin, reported in discontinued operations. Significant assumptions in valuing these properties included estimated cash flows from a potential divestment.

•
$26 million impairment charge on our unproved leasehold acreage in the Piceance Basin, reported in discontinued operations, as a result of the impairment of the producing properties in conjunction with a potential divestment.

(b)
As a result of our impairment assessment in 2014, we recorded the following significant impairment charges, including those reflected in discontinued operations, for which the fair value measured for these properties at December 31, 2014 was estimated to be approximately $11 million:

•
$11 million impairment charge related to natural gas-producing properties in the Green River Basin. Significant assumptions in valuing these properties included proved reserves quantities of more than 23.0 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $4.77 per Mcfe for natural gas (adjusted for locational differences), natural gas liquids and oil, and an after-tax discount rates of 9 percent and 11 percent.

•	$9 million of impairment charges related to costs of acquired unproved reserves and other insignificant producing properties including $5 million of which is reflected in discontinued operations.

(c)
As a result of our impairment assessment in 2013, we recorded the following significant impairment charges, including those reflected in discontinued operations, for which the fair value measured for these properties at December 31, 2013 was estimated to be approximately $365 million:

•
$792 million impairment charge related to natural gas producing properties and an equity method investment in the Appalachian Basin. Significant assumptions in valuing these properties included proved reserves quantities of more than 299 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $3.60 per Mcfe for natural gas (adjusted for locational differences), and an after-tax discount rate of 11 percent.

•
$317 million impairment charge on our unproved leasehold acreage in the Appalachian Basin as a result of the impairment of the producing properties. Significant assumptions included estimates of the value per acre based on our recent transactions and those transactions observed in the market.

•
$107 million impairment charge related to natural gas producing properties in the Powder River Basin, reported in discontinued operations. Significant assumptions in valuing these properties included proved reserves quantities of more than 294 billion cubic feet of gas equivalent, forward weighted average prices averaging approximately $3.53 per Mcfe for natural gas (adjusted for locational differences), and an after-tax discount rate of 11 percent.

•
$88 million impairment charge related to acquired unproved reserves in the Piceance Basin, reported in discontinued operations. Significant assumptions in valuing these unproved reserves included evaluation of probable and possible reserves quantities, expectation for market participant drilling plans, forward natural gas (adjusted for locational differences) and natural gas liquids prices, and an after-tax discount rate of 13 percent and 15 percent for probable and possible reserves, respectively.

•
$85 million impairment charge related to acquired unproved reserves in the Powder River Basin reported in discontinued operations. Significant assumptions in valuing these unproved reserves included evaluation of probable and possible reserves quantities, expectation for market participant drilling plans, forward natural gas (adjusted for locational differences) and natural gas liquids prices, and an after-tax discount rate of 15 percent and 18 percent for probable and possible reserves, respectively.